15. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Notes
15. RELATED PARTY TRANSACTIONS

15.   RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following:

	Year ended December 31,
	2018	2017	2016
	$	$	$
Professional fees	22,900	-	-
Management fees	150,000	60,010	242,667
Salaries and benefits	14,540	132,613	-
Share-based compensation	289,008	280,864	-
	476,448	473,487	242,667

As at December 31, 2018, there was $nil (December 31, 2017 - $13,152; 2016 - $3,275) due to related parties included in accounts payable and accrued liabilities.